Derivatives and Hedging Activities (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives and Hedging Activities (Textuals) [Abstract]
Net reduction in interest expense on long term debt and other	$ 283	$ 346	$ 491
Net pretax losses on derivatives reclassified from AOCI into earnings	0
Shares held in equity investment	0	180,700,000
Shares held in equity investment Sold	34,300,000
Margin on interest rate swap not netted	114	26
Derivative [Line Items]
Equity investment	1	124
Total derivatives assets, net	711	329
Not Sold Or Repledged [Member]
Derivative [Line Items]
Securities received as collateral	91	0
Risk Exposure Low [Member]
Derivative [Line Items]
Total derivatives assets, net	620
Significant Counterparties [Member]
Derivative [Line Items]
Total derivatives assets, net	0	0
Total derivatives liabilities, net	0	0
Fair Value Hedges [Member]
Derivative [Line Items]
Notional amount of long-term debt	17,600	14,700
Fair Value Hedges [Member] | ICBC [Member]
Derivative [Line Items]
Equity investment	0	122
Cash Flow Hedges [Member]
Derivative [Line Items]
Notional amount of long-term debt	0	0
Net Investment Hedges [Member]
Derivative [Line Items]
Effective portion of gain (loss) on hedges	455	253	(288)
Credit Valuation Adjustment [Member]
Derivative [Line Items]
Notional amount of long-term debt	$ 0	$ 0